Summary of significant accounting policies - Change in accounting policy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Cost of revenue	¥ 1,560,988	¥ 1,024,864	¥ 482,539
Amortization of intangible assets	332,470	260,088
Research and development expenses	¥ 956,095	¥ 459,181	¥ 537,226